UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09419
                                  ----------------------------------------------

                         PAX WORLD HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      222 State Street, Portsmouth, NH                     03801-3853
--------------------------------------------------------------------------------
  (Address of principal executive offices)                 (Zip code)

                           Pax World Management Corp.
                   222 State Street, Portsmouth, NH 03801-3853
                   Attn.: Laurence A. Shadek, Thomas W. Grant
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-767-1729
                                                    ----------------------------

Date of fiscal year end:            December 31
                        --------------------------------------------------------

Date of reporting period:  September 30, 2004
                         -------------------------------------------------------

       Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

       A registrant is required to disclose the information specified by Form N-Q and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.     Schedule of Investments.

                                            Schedule of Investments (Unaudited),
                                                              September 30, 2004
PAX WORLD HIGH YIELD FUND, INC.


PERCENT OF NET ASSETS,                                PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                        AMOUNT           VALUE
--------------------------------------------------------------------------------

         CORPORATE BONDS: 93.1%

CONSUMER DISCRETIONARY: 27.8%
         AMC Entertainment, Inc., 144A, 5.970%
           due August 15, 2010 (b)                  $   500,000   $     517,500
         Barneys, Inc., 9.000%,
           due April 1, 2008                            500,000         523,750
         Blockbuster, Inc., 144A, 9.000%
           due September 1, 2012 (b)                    500,000         521,250
         CSK Auto Corp., 7.000%
           due January 15, 2014                         500,000         486,250
         EMI Group PLC, 9.750%
           due May 20, 2008 (g) (GB)                    750,000       1,466,467
         Equinox Holdings, Inc., 144A, 9.000%
           due December 15, 2009 (b)                    490,000         507,150
         Finlay Fine Jewelry Corp., 144A, 8.375%
           due June 1, 2012 (b)                         500,000         540,000
         Friendly Ice Cream Corp., 8.375%
           due June 15, 2012                            600,000         579,000
         HTM Sport and Freizeitgeraete, 144A, 8.500%
           due February 1, 2014 (b)(e) (AU)             500,000         592,936
         Interactive Health LLC, 144A, 7.250%,
           due April 1, 2011(b)                         750,000         648,750
         Jacuzzi Brands, Inc.,  9.625%
           due July 1, 2010                             750,000         832,500
         Phillips-Van Heusen Corp., 7.250%
           due February 15, 2011                        750,000         783,750
         Riddell Bell Holdings, Inc., 144A, 8.375%
           due October 1, 2012 (b)                      750,000         765,938
         St John Knits International, Inc., 12.500%
           due July 1, 2009                           1,400,000       1,505,000
         THL Bedding Co, 144A, 5.125%,
           due June 19, 2012 (b)                      1,000,000       1,012,500
         VICORP Restaurants, Inc., 10.500%
           due April 15, 2011                           500,000         500,000
         Visteon Corp., 7.000%,
           due March 10, 2014                           500,000         477,500
         Warner Music Group, 144A, 8.125%
           due April 15, 2014 (b)(g) (GB)               350,000         655,564
         WH Holdings Ltd., 9.500%
           due April 1, 2011                            750,000         815,625
         Worldspan LP, 9.625%
           due June 15, 2011                            350,000         319,375
                                                                  -------------

                                                                     14,050,805
                                                                  -------------

                                                              September 30, 2004
PAX WORLD HIGH YIELD FUND, INC.


PERCENT OF NET ASSETS,                                PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                        AMOUNT           VALUE
--------------------------------------------------------------------------------

         CORPORATE BONDS, continued

CONSUMER STAPLES: 14.9%
         Brake Brothers Finance PLC, 144A, 12.000%,
           due December 15, 2011 (b)(g) (GB)        $   400,000   $     810,745
         Burns Philip Capital Pty Ltd, 9.750%,
           due July 15, 2012                            725,000         779,375
         Chattem, Inc., 7.000%,
           due March 1, 2014                            500,000         511,250
         Chiquita Brands International, Inc., 144A,
           7.500%, due November 1, 2014 (b)             500,000         502,500
         Elizabeth Arden, Inc., 7.750%,
           due January 15, 2014                         500,000         527,500
         Jafra Cosmetics International, Inc., 10.750%,
           due May 15, 2011                             750,000         853,125
         Pinnacle Foods Holding Corp., 144A, 8.250%,
           due December 1, 2013 (b)                     545,000         516,388
         Seminis Vegetable Seeds, Inc., 10.250%,
           due October 1, 2013                          750,000         840,000
         Stater Brothers Holding, Inc., 144A, 5.380%,
           due June 15, 2010 (b)                        500,000         510,000
         The Jean Coutu Group (PJC), Inc., 144A,
           8.500%, due August 1, 2014 (b)               750,000         748,125
         United Biscuits Finance PLC., 10.750%,
           due April 15, 2011 (g) (GB)                  500,000         940,320
                                                                  -------------

                                                                      7,539,328
                                                                  -------------
ENERGY: 6.0%
         Belden & Blake Corp., 144A, 8.750%,
           due July 15, 2012 (b)                        600,000         642,000
         Compagnie Generale De Geophysique, 10.625%,
           due November 15, 2007                        500,000         532,000
         Ferrellgas Escrow LP, 144A, 6.750%,
           due May 1, 2014. (b)                         250,000         256,250
         FPL Energy Wind FDG LLC., 144A, 6.876%,
           due June 27, 2017 (b)                        567,600         567,600
         GulfMark Offshore, Inc., 144A, 7.750%,
           due July 15, 2014 (b)                        500,000         508,750
         Star Gas Partners LP,  10.250%,
           due February 15, 2013                        500,000         550,000
                                                                  -------------

                                                                      3,056,600
                                                                  -------------

                                                              September 30, 2004
PAX WORLD HIGH YIELD FUND, INC.


PERCENT OF NET ASSETS,                                PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                        AMOUNT           VALUE
--------------------------------------------------------------------------------

         CORPORATE BONDS, continued

FINANCIALS: 3.5%
         LaBranche & Co., Inc., 144A, 11.000%,
           due May 15, 2012 (b)                     $   500,000   $     516,250
         Refco Finance Holdings LLC, 144A, 9.000%,
           due August 1, 2012 (b)                       500,000         536,250
         Thornburg Mortgage, Inc., 8.000%,
           due May 15, 2013                             675,000         702,000
                                                                  -------------

                                                                      1,754,500
                                                                  -------------

HEALTH CARE: 8.0%
         Concentra Operating Corp., 144A, 9.125%,
           due June 1, 2012 (b)                         500,000         550,000
         Medex, Inc., 8.875%,
           due May 15, 2013                             500,000         547,500
         National Nephrology Association, Inc.,
           144A, 9.000%, due November 1, 2011 (b)       500,000         580,625
         Sola International, Inc., 6.875%,
           due March 15, 2008                           800,000         825,929
         Universal Hospital Services, Inc.,  10.125%,
           due November 1, 2011                         750,000         765,000
         US Oncology, Inc., 144A, 10.750%,
           due August 15, 2014 (b)                      750,000         774,375
                                                                  -------------

                                                                      4,043,429
                                                                  -------------

INDUSTRIALS: 13.3%
         Buhrmann U.S. Inc., 144A, 8.250%,
           due July 1, 2014 (b)                         750,000         753,750
         Da-Lite Screen Co., Inc. 9.500%,
           due May 15, 2011                             500,000         530,000
         Grohe Holdings, 144A, 8.625%,
           due October 1, 2014 (b)(e) (IR)              500,000         638,384
         Integrated Electrical Services, Inc.,
           9.375%, due February 1, 2009                 500,000         492,500
         Kindercare Learning Center, Inc., 9.500%,
           due February 15, 2009                        625,000         636,718
         MAAX Corp., 144A, 9.750%,
           due June 15, 2012 (b)                        500,000         532,500
         Mobile Mini, Inc., 9.500%,
           due July 1, 2013                             750,000         836,250
         Mueller Group, Inc. 144A, 6.443%,
           due November 1, 2011 (b)                     250,000         258,750
         Nortek, Inc., 144A, 8.500%,
           due September 1, 2014 (b)                    250,000         263,125
         Ply Gem Industries, Inc., 144A, 9.000%,
           due February 15, 2012 (b)                    500,000         501,250
         Secunda International Ltd., 144A, 9.760%,
           due September 1, 2012 (b)                    500,000         498,750
         Stoneridge, Inc.,  11.500%,
           due May 1, 2012                              750,000         853,125
                                                                  -------------

                                                                      6,795,102
                                                                  -------------

INFORMATION TECHNOLOGY: 3.8%
         Activant Solutions, Inc.  10.500%,
           due June 15, 2011                            750,000         776,250
         Freescale Semiconductor, Inc., 144A, 4.380%,
           due July 15, 2009 (b)                        500,000         515,000
         IKON Office Solutions, Inc.  6.750%,
           due December 1, 2025                         750,000         633,750
                                                                  -------------

                                                                      1,925,000
                                                                  -------------

                                                              September 30, 2004
PAX WORLD HIGH YIELD FUND, INC.


PERCENT OF NET ASSETS,                                PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                        AMOUNT           VALUE
--------------------------------------------------------------------------------

         CORPORATE BONDS, continued

MATERIALS: 7.7%
         Blue Ridge Paper Products, Inc., 9.500%,
           due December 15, 2008                    $   500,000   $     422,500
         Cellu Tissue Holdings, Inc., 144A, 9.750%,
           due March 15, 2010 (b)                       650,000         663,000
         Century Aluminum Co., 144A, 7.500%,
           due August 15, 2014 (b)                      250,000         264,375
         CSN Islands IX Corp., 144A, 10.000%,
           due January 15, 2015 (b)                     500,000         502,500
         Intertape Polymer US, Inc., 144A, 8.500%,
           due August 1, 2014 (b)                       750,000         761,250
         Riverside Forest Products, Ltd., 7.875%,
           due March 1, 2014                            500,000         532,500
         Russell Stanley Holdings, Inc., 144A, 9.000%,
           due November 30, 2008 (b)                     34,175             342
         WII Components, Inc., 10.000%,
           due February 15, 2012                        750,000         731,250
                                                                  -------------

                                                                      3,877,717
                                                                  -------------

TELECOMMUNICATION SERVICES: 7.1%
         Axtel SA, 11.000%,
           due December 15, 2013                        750,000         772,500
         Brasil Telecom SA. 144A, 9.375%,
           due February 18, 2014 (b)                    500,000         527,500
         Empresa Brasileira De Telecom, 11.000%,
           due, December 15, 2008                       500,000         556,250
         Millicom International Cellular SA, 144A,
           10.000%, due December 1, 2013 (b)            800,000         808,000
         Rogers Cantel, Inc.,  10.500%,
           due June 1, 2006 (f) (CA)                    500,000         422,248
         Tele Norte Leste Participoes, 144A, 8.000%,
           due December 18, 2013 (b)                    500,000         487,500
                                                                  -------------

                                                                      3,573,998
                                                                  -------------
UTILITIES: 1.0%
         Ormat Funding Corp., 144A, 8.250%,
           due December 30, 2020 (b)                    499,433         496,936
                                                                  -------------

TOTAL CORPORATE BONDS
         (Cost $46,145,842)                                          47,113,416
                                                                  -------------

                                                         NUMBER
                                                      OF SHARES
         STOCKS: 1.1%

         COMMON STOCKS: 0.0%

MATERIALS: 0.00%
         Russell Stanley Holdings, Inc., 144A (a)(b)(c)
         (Cost $0)                                        4,000               0

         PREFERRED STOCKS:  1.0%

FINANCIALS:  1.0%
         Nationwide Health Properties, Inc.
         Preferred Convertible Series B
         (Cost $500,000)                                  5,000         526,570
                                                                  -------------

TOTAL STOCKS
         (Cost $500,000)                                                526,570
                                                                  -------------

         WARRANTS:  0.1%

CONSUMER DISCRETIONARY: 0.1%
         Barneys, Inc., 144A, Warrants,
         Expire 2/1/08 (a)(b)                               500          30,750

TOTAL WARRANTS
         (Cost $0)                                                       30,750
                                                                  -------------

                                                              September 30, 2004
PAX WORLD HIGH YIELD FUND, INC.


PERCENT OF NET ASSETS,                                PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                        AMOUNT           VALUE
--------------------------------------------------------------------------------

         CERTIFICATES OF DEPOSIT: 1.0%

         ShoreBank & Trust Co., 1.180%,
           due November 6, 2004                     $   100,000   $     100,000
         Community Capital Bank, 1.170%,
           due December 7, 2004                         100,000         100,000
         ShoreBank Chicago, 1.590%,
           due December 27, 2004                        100,000         100,000
         ShoreBank Cleveland, 1.490%,
           due December 27, 2004                        100,000         100,000
         Self Help Credit Union, 1.880%,
           due January 1, 2005                          100,000         100,000
                                                                  -------------

TOTAL CERTIFICATES OF DEPOSIT
                                                                        500,000
                                                                  -------------
         (Cost $ 500,000)

                                                         NUMBER
         MONEY MARKET SHARES: 1.4%                    OF SHARES

         Pax World Money Market Fund (d)                696,630         696,630
                                                                  -------------
         (Cost $696,630)

TOTAL INVESTMENTS: 96.6%                                             48,867,366
         (Cost $47,843,472)

         Other assets and liabilities (Net): 3.4%                     1,679,987
                                                                  -------------

         Net Assets: 100.0%                                       $  50,547,353
                                                                  -------------

(a)  Non income producing security

(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(c) Security is being fair valued by a valuation committee under the direction of the Board of Directors

(d) Affiliate - security is managed by Pax World Management, Corp., the Registrant's Adviser

(e)  Principal amount is Euro currency; value is in U.S. dollars

(f)  Principal amount is Canadian currency; value is in U.S. dollars

(g)  Principal amount is Pound Sterling currency; value is in U.S. dollars

AU Austria (traded in Euro currency)
CA Canada
GB Great Britain
IR Ireland (traded in Euro currency)

VALUATION OF INVESTMENTS

Securities listed on any national, regional or local exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system (other than options on stock and stock indices) are valued using the NASDAQ Official Closing Price (the "NOCP"). Shares in money market funds are valued at $1 per share. Certificates of deposit, if any, are valued at cost; accrued interest to September 30, 2004 is included in dividends and interest receivable. Securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors.

FEDERAL INCOME TAX COST

For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at September 30, 2004, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2004 was $48,093,472, $1,587,280, $(563,387) and $1,023,893,
respectively.

INVESTMENT INFORMATION

The term "affiliate" includes other investment companies that are managed by a fund's adviser. At September, 30, 2004, the Registrant held the following security of an affiliated company:

Pax World Money Market Fund, Inc.

                                                                                             DIVIDENDS FROM NON CONTROLLED AFFILIATE
VALUE AT 12/31/03         PURCHASED COST           SOLD COST           VALUE AT 9/30/04      FOR THE NINE MONTHS ENDED 9/30/04
-----------------         --------------           ---------           ----------------      ---------------------------------
$3,582,277                $34,435,017              $37,320,664         $696,630              $11,803

Other information regarding the Registrant is available in the Registrant's most recent Report to Shareholders. This information is also available on the Registrant's website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.   Controls and Procedures.

               (a) It is the conclusion of the Registrant's principal executive officer and principal financial officer (or persons performing similar functions) based upon an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls") as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

               (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.   Exhibits.

          Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World High Yield Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*     /s/ Thomas W. Grant
                         -------------------------------------------------------
                                  Thomas W. Grant, President

Date     November 29, 2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Thomas W. Grant
                         -------------------------------------------------------
                                  Thomas W. Grant, President

Date     November 29, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*     /s/ Janet L. Spates
                         -------------------------------------------------------
                                  Janet L. Spates, Assistant Treasurer

Date     November 29, 2004
    ----------------------------------------------------------------------------


*Print the name and title of each signing officer under his or her signature.